Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	62 Months Ended	74 Months Ended	105 Months Ended	112 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Investor Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class Shares | BUBSX
Average Annual Return, Percent	5.47%	2.61%					2.00%
Institutional Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares | BUBIX
Average Annual Return, Percent	5.65%	2.81%					2.22%
Investor Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class Shares | BSBSX
Average Annual Return, Percent	4.73%	1.84%					1.87%
Institutional Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares | BSBIX
Average Annual Return, Percent	4.99%	2.10%					2.13%
Investor Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class Shares | BIMSX
Average Annual Return, Percent	3.21%	0.90%					1.73%
Institutional Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares | BIMIX
Average Annual Return, Percent	3.45%	1.15%					1.98%
Investor Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class Shares | BAGSX
Average Annual Return, Percent	1.63%	(0.13%)					1.50%
Institutional Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares | BAGIX
Average Annual Return, Percent	1.85%	0.11%					1.76%
Investor Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class Shares | BCOSX
Average Annual Return, Percent	2.25%	0.32%					1.89%
Institutional Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares | BCOIX
Average Annual Return, Percent	2.54%	0.56%					2.15%
Investor Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class Shares | BTMSX
Average Annual Return, Percent	2.98%	1.23%				1.62%
Institutional Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares | BTMIX
Average Annual Return, Percent	3.23%	1.50%				1.89%
Investor Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class Shares | BSNSX
Average Annual Return, Percent	2.92%	2.69%	2.80%
Institutional Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares | BSNIX
Average Annual Return, Percent	3.17%	2.94%	3.05%
Investor Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class Shares | BMBSX
Average Annual Return, Percent	1.37%	0.66%					1.35%
Institutional Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares | BMBIX
Average Annual Return, Percent	1.58%	0.90%					1.60%
Investor Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class Shares | BMNSX
Average Annual Return, Percent	2.26%	1.43%				2.39%
Institutional Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares | BMNIX
Average Annual Return, Percent	2.41%	1.66%				2.63%
Investor Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class Shares | BMQSX
Average Annual Return, Percent	2.69%	2.68%	2.84%
Institutional Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares | BMQIX
Average Annual Return, Percent	2.73%	2.93%	3.09%
Investor Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class Shares | BMDSX
Average Annual Return, Percent	(1.17%)	7.02%					9.14%
Institutional Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares | BMDIX
Average Annual Return, Percent	(0.90%)	7.32%					9.43%
Investor Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class Shares | BSGSX
Average Annual Return, Percent	7.56%	8.01%		9.96%
Institutional Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares | BSGIX
Average Annual Return, Percent	7.88%	8.33%		10.29%
Institutional Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares | BSVIX
Average Annual Return, Percent	24.01%	8.91%					6.93%
Investor Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class Shares | BSVSX
Average Annual Return, Percent	23.72%	8.66%					6.68%
Investor Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class Shares | CCWSX
Average Annual Return, Percent	11.30%	8.74%			8.69%
Institutional Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares | CCWIX
Average Annual Return, Percent	11.59%	9.03%			8.96%
Investor Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class Shares | CCGSX
Average Annual Return, Percent	16.07%	10.76%			11.33%
Institutional Class Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class Shares | CCGIX
Average Annual Return, Percent	16.32%	10.99%			11.59%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	1.25%	(0.33%)					1.35%
Bloomberg Short-Term U.S. Government/Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Term U.S. Government/Corporate Index
Average Annual Return, Percent	5.31%	2.50%					1.92%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	1.25%	(0.33%)					1.35%
Bloomberg Short-Term U.S. Government/Corporate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Short-Term U.S. Government/Corporate Index
Average Annual Return, Percent	5.31%	2.50%					1.92%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	1.25%	(0.33%)					1.35%
Bloomberg 1-3 Year U.S. Government/Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year U.S. Government/Credit Index
Average Annual Return, Percent	4.36%	1.58%					1.63%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	1.25%	(0.33%)					1.35%
Bloomberg 1-3 Year U.S. Government/Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year U.S. Government/Credit Index
Average Annual Return, Percent	4.36%	1.58%					1.63%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	1.25%	(0.33%)					1.35%
Bloomberg Intermediate U.S. Government/Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Government/Credit Index
Average Annual Return, Percent	3.00%	0.86%					1.71%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	1.25%	(0.33%)					1.35%
Bloomberg Intermediate U.S. Government/Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Intermediate U.S. Government/Credit Index
Average Annual Return, Percent	3.00%	0.86%					1.71%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)					1.35%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)					1.35%
Bloomberg U.S. Universal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	2.04%	0.06%					1.73%
Bloomberg U.S. Universal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	2.04%	0.06%					1.73%
Bloomberg Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Index
Average Annual Return, Percent	1.05%	0.99%				2.30%
Bloomberg 1-5 Year Short Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year Short Municipal Index
Average Annual Return, Percent	2.07%	1.10%				1.39%
Bloomberg Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Index
Average Annual Return, Percent	1.05%	0.99%				2.30%
Bloomberg 1-5 Year Short Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year Short Municipal Index
Average Annual Return, Percent	2.07%	1.10%				1.39%
Bloomberg Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Index
Average Annual Return, Percent	1.05%	0.99%	1.13%
Bloomberg 1-10 Year Municipal Blend Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Year Municipal Blend Index
Average Annual Return, Percent	0.91%	1.03%	1.13%
Bloomberg Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Index
Average Annual Return, Percent	1.05%	0.99%	1.13%
Bloomberg 1-10 Year Municipal Blend Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-10 Year Municipal Blend Index
Average Annual Return, Percent	0.91%	1.03%	1.13%
Bloomberg Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Index
Average Annual Return, Percent	1.05%	0.99%					2.25%
Bloomberg Quality Intermediate Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Quality Intermediate Municipal Index
Average Annual Return, Percent	0.62%	0.94%					1.82%
Bloomberg Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Index
Average Annual Return, Percent	1.05%	0.99%					2.25%
Bloomberg Quality Intermediate Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Quality Intermediate Municipal Index
Average Annual Return, Percent	0.62%	0.94%					1.82%
Bloomberg Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Index
Average Annual Return, Percent	1.05%	0.99%				2.30%
Bloomberg 1-15 Year Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-15 Year Municipal Index
Average Annual Return, Percent	0.88%	1.08%				2.08%
Bloomberg Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Index
Average Annual Return, Percent	1.05%	0.99%				2.30%
Bloomberg 1-15 Year Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-15 Year Municipal Index
Average Annual Return, Percent	0.88%	1.08%				2.08%
Bloomberg Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Index
Average Annual Return, Percent	1.05%	0.99%	1.13%
Bloomberg Municipal Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Index
Average Annual Return, Percent	1.05%	0.99%	1.13%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	23.81%	13.86%					12.55%
Russell Midcap® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Growth Index
Average Annual Return, Percent	22.10%	11.47%					11.54%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	23.81%	13.86%					12.55%
Russell Midcap® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap® Growth Index
Average Annual Return, Percent	22.10%	11.47%					11.54%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	23.81%	13.86%		14.62%
Russell 2500® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500® Growth Index
Average Annual Return, Percent	13.90%	8.08%		9.77%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	23.81%	13.86%		14.62%
Russell 2500® Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500® Growth Index
Average Annual Return, Percent	13.90%	8.08%		9.77%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	23.81%	13.86%					12.55%
Russell 2000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Average Annual Return, Percent	11.54%	7.40%					7.82%
Russell 3000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	23.81%	13.86%					12.55%
Russell 2000® Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000® Index
Average Annual Return, Percent	11.54%	7.40%					7.82%
MSCI ACWI ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	5.53%	4.10%			6.07%
MSCI ACWI ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	5.53%	4.10%			6.07%
MSCI ACWI Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	17.49%	10.06%			10.76%
MSCI ACWI Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index
Average Annual Return, Percent	17.49%	10.06%			10.76%